Revenue - Net Investments in Direct Financing Leases (Details) $ in Millions	Jun. 30, 2020 USD ($) lease	Jan. 07, 2020 USD ($) lease	Dec. 31, 2019 lease
Lessor, Lease, Description [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	$ 32.3
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	64.2
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	64.2
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	64.0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	64.3
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	$ 510.6
Purchase Obligation And Deferred Hire Amounts		$ 260.0
LNG Carriers [Member]
Lessor, Lease, Description [Line Items]
Number Of Vessels | lease	9
LNG Carriers [Member] | Direct Financing Lease [Member]
Lessor, Lease, Description [Line Items]
Number Of Vessels | lease	3
Awilco Lng Carrier
Lessor, Lease, Description [Line Items]
Number Of Vessels | lease		2	2